SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Total	$ 8,384,790	$ 9,400,570
Integrated Cross Border Logistics Services [Member]
Product Information [Line Items]
Total	7,659,537	8,923,224
Air Freight Forwarding Services [Member]
Product Information [Line Items]
Total	$ 725,253	$ 477,346